Loan and lease operations - Schedule of Securitization or Transfer of Financial Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	R$ 2,880,511	R$ 2,673,301
Liabilities	2,424,121	2,239,979
Net income / (loss)	45,849	42,128	R$ 33,877
Restricted Investment With Co-Obligation
Disclosure of fair value measurement of assets [line items]
Net income / (loss)	(26)	(1)
Restricted Investment With Co-Obligation | Restricted operations on assets
Disclosure of fair value measurement of assets [line items]
Net income / (loss)	(26)	(1)
Restricted Investment With Co-Obligation | Loan operations
Disclosure of fair value measurement of assets [line items]
Net income / (loss)	(621)	2,603
Restricted Investment With Co-Obligation | Foreign borrowing through securities
Disclosure of fair value measurement of assets [line items]
Net income / (loss)	595	(2,604)
Restricted Investment With Co-Obligation | Transfer of financial assets
Disclosure of fair value measurement of assets [line items]
Net income / (loss)	0	0
Restricted Investment With Co-Obligation | Book value
Disclosure of fair value measurement of assets [line items]
Assets	9,366	10,590
Liabilities	9,390	10,595
Restricted Investment With Co-Obligation | Book value | Restricted operations on assets
Disclosure of fair value measurement of assets [line items]
Assets	9,167	10,078
Liabilities	9,191	10,083
Restricted Investment With Co-Obligation | Book value | Loan operations
Disclosure of fair value measurement of assets [line items]
Assets	9,167	10,078
Liabilities	0	0
Restricted Investment With Co-Obligation | Book value | Foreign borrowing through securities
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	9,191	10,083
Restricted Investment With Co-Obligation | Book value | Transfer of financial assets
Disclosure of fair value measurement of assets [line items]
Assets	199	512
Liabilities	199	512
Restricted Investment With Co-Obligation | Fair value
Disclosure of fair value measurement of assets [line items]
Assets	197	509
Liabilities	197	508
Restricted Investment With Co-Obligation | Fair value | Restricted operations on assets
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Restricted Investment With Co-Obligation | Fair value | Loan operations
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Restricted Investment With Co-Obligation | Fair value | Foreign borrowing through securities
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Restricted Investment With Co-Obligation | Fair value | Transfer of financial assets
Disclosure of fair value measurement of assets [line items]
Assets	197	509
Liabilities	R$ 197	R$ 508